Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2013
Allowance For Doubtful Accounts Disclosure [Abstract]
Allowance For Doubtful Accounts Disclosure [Text Block]

6. Accounts Receivable - Allowance for Doubtful Accounts

The following table illustrates the change in the Company's allowance for doubtful accounts for the years ended December 31, 2013 and 2012.

	December 31
	2013	2012

Balance, beginning of the year	$5,980	$5,250
Additions, during the year	6,083	5,594
Written-off, uncollectible, during the year	(5,940)	(5,774)
Recoveries, during the year	865	869
Foreign currency translation adjustment, for the year	(131)	41
Balance, end of year	$6,857	$5,980